Note 10 - Property, Plant and Equipment, Net (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Property, plant and equipment, capitalized interest	$ 39.5	$ 25.4
Property, plant and equipment, capitalized interest rate	1.97%	1.28%